Stock-based Compensation - Allocated Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	$ 12,238	$ 19,787	$ 13,011
Origination and Servicing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	996	2,004	1,231
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	553	2,914	2,561
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	10,689	14,824	9,219
Restructuring
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	$ 0	$ 45	$ 0